Leases (Details) - Schedule of Supplemental Balance Sheet Information Related to Operating Leases	Dec. 31, 2023	Dec. 31, 2022
Office [Member]
Leases (Details) - Schedule of Supplemental Balance Sheet Information Related to Operating Leases [Line Items]
Weighted average remaining lease term (in years)	4 years	5 years
Weighted average discount rate	8.00%	8.00%
Cars [Member]
Leases (Details) - Schedule of Supplemental Balance Sheet Information Related to Operating Leases [Line Items]
Weighted average remaining lease term (in years)	9 months 18 days	1 year 8 months 12 days
Cars [Member] | Minimum [Member]
Leases (Details) - Schedule of Supplemental Balance Sheet Information Related to Operating Leases [Line Items]
Weighted average discount rate	18.00%	18.00%
Cars [Member] | Maximum [Member]
Leases (Details) - Schedule of Supplemental Balance Sheet Information Related to Operating Leases [Line Items]
Weighted average discount rate	26.00%	23.00%